Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
(14)	Commitments and Contingencies

(a) Operating Leases

The Company leases office space and equipment under noncancelable operating leases with various expiration dates through 2023. Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2012
2013	$5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019

Total future minimum lease payments	$23,409

Rent expense in 2010, 2011 and 2012 was $2.3 million, $3.2 million and $4.5 million, respectively.

(b) Legal Matters

The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management’s knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company’s cash flows, financial condition or results of operations.